Borrowings - Terminated facilities (Details) $ in Thousands									12 Months Ended
	Aug. 03, 2020 USD ($)	Aug. 02, 2020 USD ($)	Jul. 21, 2020 USD ($)	Jul. 20, 2020 USD ($)	Mar. 18, 2020 USD ($)	Mar. 13, 2020 USD ($)	Feb. 13, 2020 USD ($)	Jul. 19, 2016 USD ($) item facility	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Feb. 18, 2016 USD ($)
Borrowings
Amount repaid									$ 729,849	$ 592,463	$ 1,481,709
Outstanding balance									3,299,744	3,658,220
Drawn amount									$ 374,659	$ 471,867	$ 2,138,035
Five Vessel Refinancing Facility | GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd.
Borrowings
Amount repaid			$ 265,911	$ 7,933
Unamortized loan fees written-off			1,183
Five-year senior tranche facility | GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd.
Borrowings
Maximum borrowing capacity													$ 396,500
Two-year bullet junior tranche facility | GAS-eighteen Ltd., GAS- nineteen Ltd., GAS- twenty Ltd., GAS-twenty one Ltd., GAS-twenty seven Ltd.
Borrowings
Maximum borrowing capacity													$ 180,000
Legacy Facility Refinancing | GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd. and GAS-fifteen Ltd.
Borrowings
Maximum borrowing capacity								$ 1,050,000
Amount repaid		$ 25,875
Unamortized loan fees written-off	$ 3,591
Number of vessels on which the existing indebtedness is refinanced | item								8
Number of legacy facilities refinanced | facility								6
Outstanding balance												$ 775,000
Legacy Facility Refinancing | GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd.
Borrowings
Amount repaid			$ 724,514
Legacy Facility Refinancing | GAS-fifteen Ltd
Borrowings
Amount repaid	$ 92,153
Revolving credit facilities (Legacy Facility Refinancing) | GAS-one Ltd., GAS-two Ltd., GAS-six Ltd., GAS-seven Ltd., GAS-eight Ltd., GAS-nine Ltd., GAS-ten Ltd. and GAS-fifteen Ltd.
Borrowings
Drawn amount					$ 25,940	$ 50,714	$ 23,346